Quarterly Report
August 31, 2020
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 3.7%
CACI International, Inc., “A” (a)	20,301	$4,754,291
Curtiss-Wright Corp.	2,701	276,366
Huntington Ingalls Industries, Inc.	19,935	3,020,551
Leidos Holdings, Inc.	46,864	4,240,724
		$12,291,932
Alcoholic Beverages – 0.2%
Molson Coors Beverage Co.	21,444	$807,152
Apparel Manufacturers – 0.7%
PVH Corp.	9,598	$535,184
Skechers USA, Inc., “A” (a)	62,603	1,868,700
		$2,403,884
Automotive – 1.4%
Lear Corp.	31,625	$3,603,036
LKQ Corp. (a)	30,816	978,100
		$4,581,136
Biotechnology – 2.0%
Adaptive Biotechnologies Corp. (a)	26,740	$1,112,651
Incyte Corp. (a)	53,923	5,195,481
Sarepta Therapeutics, Inc. (a)	2,657	389,038
		$6,697,170
Business Services – 4.3%
Equifax, Inc.	25,422	$4,277,760
Etsy, Inc. (a)	14,247	1,705,366
Fidelity National Information Services, Inc.	13,919	2,099,681
Fiserv, Inc. (a)	47,493	4,729,353
Verisk Analytics, Inc., “A”	8,332	1,555,334
		$14,367,494
Cable TV – 1.4%
Cable One, Inc.	2,512	$4,622,909
Chemicals – 1.9%
CF Industries Holdings, Inc.	15,376	$501,719
Eastman Chemical Co.	63,931	4,673,996
Huntsman Corp.	60,807	1,314,647
		$6,490,362
Computer Software – 7.4%
Atlassian Corp. PLC, “A” (a)	4,583	$878,836
Cadence Design Systems, Inc. (a)	54,292	6,021,526
Citrix Systems, Inc.	15,063	2,187,148
DocuSign, Inc. (a)	30,970	6,906,310
Everbridge, Inc. (a)	11,504	1,709,609
Okta, Inc. (a)	1,555	334,900
Paylocity Holding Corp. (a)	12,311	1,812,795
RingCentral, Inc. (a)	6,003	1,745,492
VeriSign, Inc. (a)	15,134	3,250,783
		$24,847,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.7%
Hewlett Packard Enterprise	203,759	$1,970,349
Juniper Networks, Inc.	120,966	3,024,150
ServiceNow, Inc. (a)	9,198	4,433,620
TransUnion	44,547	3,863,116
Western Digital Corp.	27,573	1,059,355
Zebra Technologies Corp., “A” (a)	5,495	1,574,482
		$15,925,072
Construction – 2.9%
Eagle Materials, Inc.	25,491	$2,084,399
Masco Corp.	56,686	3,304,794
Pulte Homes, Inc.	61,073	2,723,245
Taylor Morrison Home Corp. (a)	50,444	1,186,947
Toll Brothers, Inc.	7,003	295,667
		$9,595,052
Consumer Products – 1.0%
Reynolds Consumer Products, Inc.	97,524	$3,240,722
Consumer Services – 1.4%
Peloton Interactive, Inc., “A” (a)	16,667	$1,277,859
Planet Fitness, Inc. (a)	55,506	3,374,210
		$4,652,069
Containers – 0.7%
Graphic Packaging Holding Co.	168,009	$2,348,766
Electrical Equipment – 1.9%
AMETEK, Inc.	17,382	$1,750,367
HD Supply Holdings, Inc. (a)	64,939	2,575,481
Hubbell, Inc.	14,529	2,105,543
		$6,431,391
Electronics – 2.0%
Cirrus Logic, Inc. (a)	32,977	$1,998,077
Lam Research Corp.	5,957	2,003,577
Skyworks Solutions, Inc.	18,448	2,672,193
		$6,673,847
Energy - Independent – 2.1%
Diamondback Energy, Inc.	29,361	$1,143,904
EQT Corp.	163,357	2,592,476
Marathon Petroleum Corp.	75,691	2,684,003
WPX Energy, Inc. (a)	93,071	517,475
		$6,937,858
Engineering - Construction – 1.4%
Quanta Services, Inc.	90,656	$4,646,120
Food & Beverages – 2.1%
Ingredion, Inc.	10,529	$846,953
J.M. Smucker Co.	31,973	3,842,515
Tyson Foods, Inc., “A”	35,971	2,258,979
		$6,948,447

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.6%
Grocery Outlet Holding Corp. (a)	23,337	$959,851
Kroger Co.	9,213	328,720
Sprouts Farmers Market, Inc. (a)	33,999	793,876
		$2,082,447
Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	8,456	$870,207
General Merchandise – 1.4%
Dollar General Corp.	23,774	$4,799,495
Insurance – 5.2%
Ameriprise Financial, Inc.	10,609	$1,663,491
Equitable Holdings, Inc.	135,479	2,870,800
Everest Re Group Ltd.	16,874	3,713,630
Hartford Financial Services Group, Inc.	95,900	3,879,155
Lincoln National Corp.	64,961	2,341,844
Reinsurance Group of America, Inc.	33,189	3,042,768
		$17,511,688
Internet – 0.2%
GoDaddy, Inc. (a)	6,537	$547,016
Leisure & Toys – 4.4%
Brunswick Corp.	69,055	$4,273,814
Electronic Arts, Inc. (a)	40,380	5,631,798
Take-Two Interactive Software, Inc. (a)	27,625	4,729,124
		$14,634,736
Machinery & Tools – 5.1%
AGCO Corp.	69,211	$4,920,902
Allison Transmission Holdings, Inc.	48,052	1,723,625
Cummins, Inc.	3,659	758,328
ITT, Inc.	11,005	691,224
Regal Beloit Corp.	58,787	5,811,683
Roper Technologies, Inc.	2,294	979,974
Timken Co.	27,627	1,497,107
United Rentals, Inc. (a)	4,571	809,295
		$17,192,138
Major Banks – 1.9%
Comerica, Inc.	27,557	$1,089,328
State Street Corp.	78,449	5,341,593
		$6,430,921
Medical & Health Technology & Services – 5.8%
AmerisourceBergen Corp.	11,025	$1,069,756
Charles River Laboratories International, Inc. (a)	19,063	4,173,844
McKesson Corp.	36,583	5,613,295
PRA Health Sciences, Inc. (a)	31,374	3,354,194
Premier, Inc., “A”	71,263	2,333,863
Universal Health Services, Inc.	27,293	3,011,783
		$19,556,735
Medical Equipment – 3.7%
Align Technology, Inc. (a)	872	$258,967
Avantor, Inc. (a)	120,843	2,727,427
DexCom, Inc. (a)	7,279	3,096,559
PerkinElmer, Inc.	4,990	587,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
STERIS PLC	4,932	$787,344
West Pharmaceutical Services, Inc.	17,321	4,918,471
		$12,376,191
Metals & Mining – 0.3%
Reliance Steel & Aluminum Co.	10,101	$1,059,292
Natural Gas - Distribution – 1.9%
Sempra Energy	41,049	$5,075,709
UGI Corp.	33,357	1,151,817
		$6,227,526
Natural Gas - Pipeline – 0.1%
Williams Cos., Inc.	17,008	$353,086
Network & Telecom – 1.2%
QTS Realty Trust, Inc., REIT, “A”	60,411	$4,097,074
Oil Services – 0.6%
Halliburton Co.	112,280	$1,816,691
Helmerich & Payne	16,417	270,552
		$2,087,243
Other Banks & Diversified Financials – 2.8%
Bank OZK	50,522	$1,164,027
Navient Corp.	21,299	193,608
Northern Trust Corp.	46,251	3,787,494
Signature Bank	7,055	684,547
SVB Financial Group (a)	8,496	2,169,708
Synchrony Financial	60,486	1,500,658
		$9,500,042
Pharmaceuticals – 1.7%
United Therapeutics Corp. (a)	15,782	$1,688,043
Zoetis, Inc.	24,259	3,883,866
		$5,571,909
Pollution Control – 0.4%
Republic Services, Inc.	14,067	$1,304,292
Printing & Publishing – 0.3%
Lamar Advertising Co., REIT	15,430	$1,068,219
Railroad & Shipping – 2.0%
Kansas City Southern Co.	32,446	$5,906,470
Kirby Corp. (a)	19,409	823,718
		$6,730,188
Real Estate – 6.3%
Brixmor Property Group, Inc., REIT	191,969	$2,265,234
Corporate Office Properties Trust, REIT	75,484	1,859,926
Gaming and Leisure Properties, Inc., REIT	55,123	2,003,721
Lexington Realty Trust, REIT	343,328	3,903,639
Spirit Realty Capital, Inc., REIT	78,679	2,793,891
STAG Industrial, Inc., REIT	21,326	688,830
Sun Communities, Inc., REIT	12,914	1,925,219
VICI Properties, Inc., REIT	61,647	1,377,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	61,745	$4,283,251
		$21,100,905
Restaurants – 2.4%
Chipotle Mexican Grill, Inc., “A” (a)	3,693	$4,838,864
Domino's Pizza, Inc.	5,652	2,311,442
Texas Roadhouse, Inc.	16,896	1,064,279
		$8,214,585
Specialty Chemicals – 0.1%
Corteva, Inc.	15,821	$451,689
Specialty Stores – 1.4%
AutoZone, Inc. (a)	1,582	$1,892,562
Best Buy Co., Inc.	11,694	1,296,982
Ross Stores, Inc.	6,613	602,312
Wayfair, Inc., “A” (a)	3,027	897,687
		$4,689,543
Trucking – 0.5%
Schneider National, Inc.	56,862	$1,538,686
Utilities - Electric Power – 5.3%
AES Corp.	264,814	$4,700,449
DTE Energy Co.	16,451	1,952,240
Edison International	29,252	1,535,145
NRG Energy, Inc.	98,589	3,392,448
Vistra Corp.	130,549	2,510,457
Xcel Energy, Inc.	54,091	3,757,972
		$17,848,711
Total Common Stocks		$332,353,346
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,193,925	$1,193,925

Other Assets, Less Liabilities – 0.5%		1,808,854
Net Assets – 100.0%		$335,356,125
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,193,925 and $332,353,346, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$332,353,346	$—	$—	$332,353,346
Mutual Funds	1,193,925	—	—	1,193,925
Total	$333,547,271	$—	$—	$333,547,271
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,229,472	$35,274,750	$36,310,088	$(209)	$—	$1,193,925

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,007	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.